Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2014	2,242,025
Balance at Dec. 31, 2014	$ 35,529	$ 32,524	$ 2,548	$ (6,734)	$ 63,867
Net income		6,865			6,865
Other comprehensive loss			(153)		(153)
Purchase of treasury stock (196,635 shares)				(6,784)	(6,784)
Dividend reinvestment and purchase plan (in shares)	20,393
Dividend reinvestment and purchase plan	$ 651				651
Stock options exercised (in shares)	400
Stock options exercised	$ (7)				(7)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	585
Stock-based compensation expense	$ 18				18
Cash dividends		(2,153)			(2,153)
Balance (in shares) at Dec. 31, 2015	2,263,403
Balance at Dec. 31, 2015	$ 36,191	37,236	2,395	(13,518)	62,304
Net income		6,416			6,416
Other comprehensive loss			(1,194)		(1,194)
Dividend reinvestment and purchase plan (in shares)	15,300
Dividend reinvestment and purchase plan	$ 519				$ 519
Stock options exercised (in shares)					500
Stock options exercised	$ (6)				$ (6)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	900
Stock-based compensation expense	$ 29				29
Cash dividends		(2,318)			(2,318)
Common stock issuance, net of issuance cost (in shares)	360,815
Common stock issuance, net of issuance cost	$ 11,210				$ 11,210
Balance (in shares) at Dec. 31, 2016	2,640,418				2,254,253
Balance at Dec. 31, 2016	$ 47,943	41,334	1,201	(13,518)	$ 76,960
Net income		9,455			9,455
Other comprehensive loss			(110)		(110)
Dividend reinvestment and purchase plan (in shares)	11,721
Dividend reinvestment and purchase plan	$ 540				$ 540
Stock options exercised (in shares)	7,301				8,237
Stock options exercised	$ 184				$ 184
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	823
Stock-based compensation expense	$ 33				33
Cash dividends		(3,358)			(3,358)
Common stock issuance, net of issuance cost (in shares)	399,008
Common stock issuance, net of issuance cost	$ 15,164				15,164
Common stock issued in business combination (in shares)	544,610
Common stock issued in business combination	$ 20,995				$ 20,995
Balance (in shares) at Dec. 31, 2017	3,603,881				3,217,716
Balance at Dec. 31, 2017	$ 84,859	$ 47,431	$ 1,091	$ (13,518)	$ 119,863